Appendix 2 Additional Information Oficio Circular (Official Bulletin) No. 715 of February 3, 2012 - Summary of Trade and Other Receivables by Type of Portfolio (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CLP ($) customer	Dec. 31, 2017 CLP ($) customer
Trade And Other Receivables [Line Items]
Number of Customers | customer	4,114	4,646
Gross Amount	$ 478,170,067	$ 406,968,537
Oficio Circular Official Bulletin No715
Trade And Other Receivables [Line Items]
Gross Amount	$ 478,143,067	$ 406,968,537
Oficio Circular Official Bulletin No715 | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	1,900,400	1,914,448
Gross Amount	$ 447,898,905	$ 398,280,396
Oficio Circular Official Bulletin No715 | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	79,789	96,770
Gross Amount	$ 11,201,557	$ 18,676,954
Oficio Circular Official Bulletin No715 | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	1,980,189	2,011,218
Gross Amount	$ 459,100,462	$ 416,957,350
Oficio Circular Official Bulletin No715 | Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Gross Amount	$ 419,901,153	$ 317,917,277
Oficio Circular Official Bulletin No715 | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	1,370,536	1,145,472
Gross Amount	$ 353,865,825	$ 288,681,858
Oficio Circular Official Bulletin No715 | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	42,898	52,679
Gross Amount	$ 9,101,666	$ 4,653,798
Oficio Circular Official Bulletin No715 | Current Portfolio [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	1,413,434	1,198,151
Gross Amount	$ 362,967,491	$ 293,335,656
Oficio Circular Official Bulletin No715 | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Gross Amount	$ 26,276,061	$ 33,399,262
Oficio Circular Official Bulletin No715 | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	390,536	451,929
Gross Amount	$ 25,894,683	$ 30,202,328
Oficio Circular Official Bulletin No715 | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	19,304	22,869
Gross Amount	$ 626,151	$ 3,428,065
Oficio Circular Official Bulletin No715 | 1-30 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	409,840	474,798
Gross Amount	$ 26,520,834	$ 33,630,393
Oficio Circular Official Bulletin No715 | 31-60 days [Member]
Trade And Other Receivables [Line Items]
Gross Amount	$ 7,805,361	$ 17,293,165
Oficio Circular Official Bulletin No715 | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	83,029	133,114
Gross Amount	$ 7,864,638	$ 15,573,493
Oficio Circular Official Bulletin No715 | 31-60 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	6,649	8,780
Gross Amount	$ 201,124	$ 1,933,127
Oficio Circular Official Bulletin No715 | 31-60 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	89,678	141,894
Gross Amount	$ 8,065,762	$ 17,506,620
Oficio Circular Official Bulletin No715 | 61 - 90 days [Member]
Trade And Other Receivables [Line Items]
Gross Amount	$ 3,629,840	$ 3,796,047
Oficio Circular Official Bulletin No715 | 61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	14,466	22,305
Gross Amount	$ 3,827,182	$ 3,228,258
Oficio Circular Official Bulletin No715 | 61 - 90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	2,014	2,795
Gross Amount	$ 120,204	$ 767,886
Oficio Circular Official Bulletin No715 | 61 - 90 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	16,480	25,100
Gross Amount	$ 3,947,386	$ 3,996,144
Oficio Circular Official Bulletin No715 | 91 - 120 days [Member]
Trade And Other Receivables [Line Items]
Gross Amount	$ 1,677,284	$ 1,965,584
Oficio Circular Official Bulletin No715 | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	7,515	9,505
Gross Amount	$ 2,007,221	$ 1,817,086
Oficio Circular Official Bulletin No715 | 91 - 120 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	1,182	1,422
Gross Amount	$ 89,226	$ 372,319
Oficio Circular Official Bulletin No715 | 91 - 120 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	8,697	10,927
Gross Amount	$ 2,096,447	$ 2,189,405
Oficio Circular Official Bulletin No715 | One hundred and twenty one to three Hundred sixty five days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	4,393	7,118
Gross Amount	$ 1,266,995	$ 4,216,619
Oficio Circular Official Bulletin No715 | One hundred and twenty one to three Hundred sixty five days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	892	1,093
Gross Amount	$ 134,003	$ 348,718
Oficio Circular Official Bulletin No715 | One hundred and twenty one to three Hundred sixty five days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	5,285	8,211
Gross Amount	$ 1,400,998	$ 4,565,337
Oficio Circular Official Bulletin No715 | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Gross Amount	$ 1,361,556	$ 2,654,063
Oficio Circular Official Bulletin No715 | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	3,007	5,333
Gross Amount	$ 1,697,721	$ 2,526,954
Oficio Circular Official Bulletin No715 | 151-180 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	459	699
Gross Amount	$ 247,970	$ 334,627
Oficio Circular Official Bulletin No715 | 151-180 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	3,466	6,032
Gross Amount	$ 1,945,691	$ 2,861,581
Oficio Circular Official Bulletin No715 | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Gross Amount	$ 894,385	$ 1,556,493
Oficio Circular Official Bulletin No715 | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	2,805	10,103
Gross Amount	$ 1,446,409	$ 2,127,005
Oficio Circular Official Bulletin No715 | 181-210 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	311	446
Gross Amount	$ 82,080	$ 343,968
Oficio Circular Official Bulletin No715 | 181-210 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	3,116	10,549
Gross Amount	$ 1,528,489	$ 2,470,973
Oficio Circular Official Bulletin No715 | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Gross Amount	$ 777,678	$ 1,663,913
Oficio Circular Official Bulletin No715 | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	3,237	3,979
Gross Amount	$ 2,772,883	$ 1,599,571
Oficio Circular Official Bulletin No715 | 211-250 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	311	394
Gross Amount	$ 90,619	$ 197,387
Oficio Circular Official Bulletin No715 | 211-250 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	3,548	4,373
Gross Amount	$ 2,863,502	$ 1,796,958
Oficio Circular Official Bulletin No715 | More than 251 days [Member]
Trade And Other Receivables [Line Items]
Gross Amount	$ 14,942,100	$ 22,334,185
Oficio Circular Official Bulletin No715 | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	20,876	125,590
Gross Amount	$ 47,255,348	$ 48,307,224
Oficio Circular Official Bulletin No715 | More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	5,769	5,593
Gross Amount	$ 508,514	$ 6,297,059
Oficio Circular Official Bulletin No715 | More than 251 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	26,645	131,183
Gross Amount	$ 47,763,862	$ 54,604,283